Costs and expenses by nature (Details 1) - Selling Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Materials, third-party services, freight, rent and other related costs	$ (3,987)	$ (3,542)	$ (4,163)
Depreciation, depletion and amortization	(789)	(610)	(564)
Allowance for expected credit losses	(58)	12	2
Employee compensation	(97)	(89)	(159)
Total	$ (4,931)	$ (4,229)	$ (4,884)